iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.3%
Huntington Ingalls Industries, Inc. .............. 53 $ 10,490
Northrop Grumman Corp. ................... 68 33,296
RTX Corp. ............................. 561 68,347
112,133
a
Air Freight & Logistics  — 1.3%
CH Robinson Worldwide, Inc. ................ 188 19,849
Expeditors International of Washington, Inc. ....... 363 44,155
FedEx Corp. ............................ 67 20,279
United Parcel Service, Inc., Class B ............ 205 27,823
112,106
a
Automobiles  — 0.1%
Rivian Automotive, Inc., Class A
(a)(b)
............. 705 8,622
a
Banks  — 6.6%
Bank of America Corp. ..................... 2,409 114,452
Citigroup, Inc. ........................... 734 52,018
Huntington Bancshares, Inc. ................. 1,369 24,656
JPMorgan Chase & Co. .................... 947 236,485
PNC Financial Services Group, Inc. (The) ........ 253 54,324
Truist Financial Corp. ...................... 424 20,216
U.S. Bancorp ........................... 471 25,100
Wells Fargo & Co. ........................ 552 42,046
569,297
a
Beverages  — 2.9%
Coca-Cola Co. (The) ...................... 1,971 126,302
Constellation Brands, Inc., Class A ............. 35 8,433
Keurig Dr Pepper, Inc. ..................... 558 18,219
Molson Coors Beverage Co., Class B ........... 459 28,485
PepsiCo, Inc. ........................... 454 74,206
255,645
a
Biotechnology  — 3.0%
AbbVie, Inc. ............................ 464 84,879
Amgen, Inc. ............................ 195 55,160
Biogen, Inc.
(a)
........................... 55 8,835
Gilead Sciences, Inc. ...................... 835 77,304
Moderna , Inc.
(a)
.......................... 201 8,655
Regeneron Pharmaceuticals, Inc.
(a)
............. 35 26,258
261,091
a
Building Products  — 1.2%
Allegion PLC ............................ 84 11,831
Carrier Global Corp. ....................... 405 31,335
Fortune Brands Innovations, Inc. .............. 248 19,418
Johnson Controls International PLC ............ 381 31,951
Owens Corning .......................... 68 13,982
108,517
a
Capital Markets  — 5.5%
Bank of New York Mellon Corp. (The) ........... 746 61,075
BlackRock, Inc.
(c)
......................... 25 25,570
Cboe Global Markets, Inc. ................... 124 26,765
Charles Schwab Corp. (The) ................. 424 35,090
FactSet Research Systems, Inc. ............... 34 16,683
Goldman Sachs Group, Inc. (The) ............. 113 68,769
Intercontinental Exchange, Inc. ............... 56 9,014
MarketAxess Holdings, Inc. .................. 32 8,278
Morgan Stanley .......................... 656 86,336
Nasdaq, Inc. ............................ 395 32,781
Raymond James Financial, Inc. ............... 167 28,270
S&P Global, Inc. ......................... 124 64,791
Security Shares Value
a
Capital Markets (continued)
State Street Corp. ........................ 136 $ 13,397
476,819
a
Chemicals  — 2.1%
Air Products and Chemicals, Inc. .............. 30 10,030
Dow, Inc. .............................. 189 8,356
DuPont de Nemours, Inc. ................... 102 8,526
Ecolab, Inc. ............................ 222 55,227
International Flavors & Fragrances, Inc. .......... 104 9,501
Linde PLC ............................. 92 42,411
LyondellBasell Industries NV, Class A ........... 102 8,501
Mosaic Co. (The) ......................... 325 8,599
PPG Industries, Inc. ....................... 234 29,103
180,254
a
Commercial Services & Supplies  — 0.3%
Veralto Corp. ............................ 252 27,264
a
Communications Equipment  — 1.2%
Cisco Systems, Inc. ....................... 1,487 88,045
F5, Inc.
(a)
.............................. 34 8,512
Juniper Networks, Inc. ..................... 267 9,591
106,148
a
Construction & Engineering  — 0.1%
EMCOR Group, Inc. ....................... 19 9,692
a
Construction Materials  — 0.9%
CRH PLC .............................. 629 64,328
Martin Marietta Materials, Inc. ................ 30 18,000
82,328
a
Consumer Finance  — 1.8%
American Express Co. ..................... 264 80,435
Capital One Financial Corp. .................. 81 15,553
Discover Financial Services .................. 192 35,027
Synchrony Financial ....................... 331 22,349
153,364
a
Consumer Staples Distribution & Retail  — 1.0%
Dollar Tree, Inc.
(a)
......................... 130 9,265
Kroger Co. (The) ......................... 594 36,282
Sysco Corp. ............................ 111 8,559
Target Corp. ............................ 229 30,299
84,405
a
Containers & Packaging  — 0.5%
Avery Dennison Corp. ...................... 42 8,650
Ball Corp. .............................. 260 16,162
Crown Holdings, Inc. ...................... 92 8,472
International Paper Co. ..................... 207 12,178
45,462
a
Distributors  — 0.4%
LKQ Corp. ............................. 864 33,947
a
Diversified Telecommunication Services  — 1.2%
AT&T, Inc. .............................. 1,486 34,416
Verizon Communications, Inc. ................ 1,598 70,855
105,271
a
Electric Utilities  — 1.7%
Edison International ....................... 276 24,219
Eversource Energy ....................... 308 19,863
Exelon Corp. ............................ 762 30,145

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities (continued)
NextEra Energy, Inc. ...................... 896 $ 70,488
144,715
a
Electrical Equipment  — 0.6%
Eaton Corp. PLC ......................... 65 24,402
Hubbell, Inc. ............................ 26 11,962
Rockwell Automation, Inc. ................... 39 11,511
47,875
a
Electronic Equipment, Instruments & Components  — 0.5%
Keysight Technologies, Inc.
(a)
................. 164 28,018
Trimble, Inc.
(a)
........................... 201 14,667
42,685
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 606 26,634
Schlumberger N.V. ........................ 452 19,861
46,495
a
Entertainment  — 1.3%
Electronic Arts, Inc. ....................... 204 33,389
Walt Disney Co. (The) ..................... 661 77,647
111,036
a
Financial Services  — 2.1%
Berkshire Hathaway, Inc., Class B
(a)
............ 233 112,544
Fidelity National Information Services, Inc. ........ 230 19,619
Fiserv, Inc.
(a)
............................ 148 32,702
PayPal Holdings, Inc.
(a)
..................... 242 20,998
185,863
a
Food Products  — 2.5%
Archer-Daniels-Midland Co. .................. 168 9,173
Bunge Global SA ......................... 298 26,743
Conagra Brands, Inc. ...................... 310 8,540
General Mills, Inc. ........................ 853 56,520
Hormel Foods Corp. ....................... 422 13,685
Kellanova .............................. 579 47,067
Kraft Heinz Co. (The) ...................... 804 25,704
McCormick & Co., Inc., NVS ................. 161 12,624
Mondelez International, Inc., Class A ............ 129 8,379
The Campbell's Company ................... 241 11,134
219,569
a
Ground Transportation  — 0.7%
JB Hunt Transport Services, Inc. .............. 77 14,562
Union Pacific Corp. ....................... 202 49,421
63,983
a
Health Care Equipment & Supplies  — 1.9%
Cooper Companies, Inc. (The)
(a)
............... 143 14,938
Edwards Lifesciences Corp.
(a)
................ 538 38,386
GE HealthCare Technologies, Inc. ............. 101 8,405
Hologic , Inc.
(a)
........................... 150 11,925
ResMed , Inc. ........................... 36 8,965
Solventum Corp.
(a)
........................ 121 8,653
STERIS PLC ............................ 153 33,516
Stryker Corp. ........................... 30 11,765
Teleflex, Inc. ............................ 53 10,221
Zimmer Biomet Holdings, Inc. ................ 172 19,281
166,055
a
Health Care Providers & Services  — 5.6%
Cardinal Health, Inc. ....................... 217 26,526
Cencora , Inc. ........................... 149 37,481
Centene Corp.
(a)
......................... 258 15,480
Cigna Group (The) ........................ 148 49,994
Security Shares Value
a
Health Care Providers & Services (continued)
CVS Health Corp. ........................ 154 $ 9,217
Elevance Health, Inc. ...................... 141 57,381
HCA Healthcare, Inc. ...................... 58 18,979
Humana, Inc. ........................... 53 15,708
Labcorp Holdings, Inc. ..................... 78 18,810
McKesson Corp. ......................... 45 28,283
Quest Diagnostics, Inc. ..................... 156 25,375
UnitedHealth Group, Inc. .................... 295 180,009
483,243
a
Health Care REITs  — 0.4%
Welltower , Inc. ........................... 283 39,105
a
Hotels, Restaurants & Leisure  — 1.1%
McDonald's Corp. ........................ 211 62,458
Starbucks Corp. .......................... 316 32,377
94,835
a
Household Durables  — 0.3%
DR Horton, Inc. .......................... 79 13,334
PulteGroup, Inc. ......................... 85 11,498
24,832
a
Household Products  — 2.7%
Church & Dwight Co., Inc. ................... 217 23,898
Clorox Co. (The) ......................... 207 34,604
Colgate-Palmolive Co. ..................... 93 8,987
Kimberly-Clark Corp. ...................... 221 30,796
Procter & Gamble Co. (The) ................. 742 133,011
231,296
a
Industrial Conglomerates  — 1.5%
3M Co. ................................ 392 52,344
Honeywell International, Inc. ................. 318 74,071
126,415
a
Industrial REITs  — 0.3%
Prologis, Inc. ............................ 221 25,808
a
Insurance  — 5.0%
Aflac, Inc. .............................. 173 19,722
Aon PLC, Class A ........................ 42 16,445
Arch Capital Group Ltd. .................... 146 14,705
Arthur J Gallagher & Co. .................... 51 15,924
Assurant, Inc. ........................... 78 17,714
Chubb Ltd. ............................. 39 11,261
Everest Group Ltd. ........................ 23 8,914
Hartford Financial Services Group, Inc. (The) ...... 298 36,746
Marsh & McLennan Companies, Inc. ............ 201 46,879
MetLife, Inc. ............................ 536 47,291
Principal Financial Group, Inc. ................ 121 10,538
Progressive Corp. (The) .................... 191 51,356
Prudential Financial, Inc. .................... 689 89,164
Travelers Companies, Inc. (The) ............... 127 33,787
Willis Towers Watson PLC ................... 41 13,202
433,648
a
IT Services  — 2.3%
Accenture PLC, Class A .................... 225 81,533
Akamai Technologies, Inc.
(a)
.................. 130 12,223
International Business Machines Corp. .......... 428 97,331
Twilio , Inc., Class A
(a)
...................... 85 8,886
199,973
a
Life Sciences Tools & Services  — 1.3%
Agilent Technologies, Inc. ................... 127 17,522
Avantor , Inc.
(a)
........................... 393 8,277

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Danaher Corp. .......................... 180 $ 43,144
IQVIA Holdings, Inc.
(a)
...................... 86 17,272
Waters Corp.
(a)
.......................... 40 15,389
West Pharmaceutical Services, Inc. ............ 37 12,050
113,654
a
Machinery  — 4.1%
Caterpillar, Inc. .......................... 163 66,196
CNH Industrial N.V. ....................... 1,858 23,336
Cummins, Inc. ........................... 170 63,757
Deere & Co. ............................ 91 42,397
Dover Corp. ............................ 42 8,648
Fortive Corp. ............................ 299 23,720
IDEX Corp. ............................. 65 14,991
Illinois Tool Works, Inc. ..................... 33 9,158
Ingersoll Rand, Inc. ....................... 114 11,875
Pentair PLC ............................ 407 44,359
Toro Co. (The) ........................... 103 8,969
Xylem, Inc. ............................. 283 35,870
353,276
a
Media  — 0.6%
Comcast Corp., Class A .................... 798 34,466
Fox Corp., Class B ........................ 255 11,406
Interpublic Group of Companies, Inc. (The) ....... 296 9,120
54,992
a
Metals & Mining  — 0.6%
Newmont Corp. .......................... 543 22,773
Nucor Corp. ............................ 144 22,275
Steel Dynamics, Inc. ....................... 69 10,024
55,072
a
Multi-Utilities  — 2.5%
CMS Energy Corp. ........................ 473 32,973
Consolidated Edison, Inc. ................... 215 21,627
Dominion Energy, Inc. ...................... 444 26,085
NiSource, Inc. ........................... 1,523 58,011
Public Service Enterprise Group, Inc. ........... 822 77,514
216,210
a
Office REITs  — 0.1%
BXP, Inc. .............................. 122 10,003
a
Oil, Gas & Consumable Fuels  — 6.5%
Chevron Corp. ........................... 512 82,908
ConocoPhillips .......................... 746 80,822
Diamondback Energy, Inc. ................... 53 9,412
EQT Corp. ............................. 242 10,997
Exxon Mobil Corp. ........................ 1,039 122,561
Hess Corp. ............................. 178 26,198
Kinder Morgan, Inc., Class P ................. 2,447 69,177
ONEOK, Inc. ............................ 518 58,845
Ovintiv , Inc. ............................. 598 27,161
Phillips 66 .............................. 180 24,116
Valero Energy Corp. ....................... 130 18,080
Williams Companies, Inc. (The) ............... 660 38,623
568,900
a
Passenger Airlines  — 0.3%
Delta Air Lines, Inc. ....................... 347 22,146
a
Personal Care Products  — 0.2%
Kenvue , Inc. ............................ 751 18,084
a
Security Shares Value
a
Pharmaceuticals  — 3.5%
Bristol-Myers Squibb Co. .................... 609 $ 36,065
Johnson & Johnson ....................... 785 121,683
Merck & Co., Inc. ......................... 471 47,872
Pfizer, Inc. ............................. 1,857 48,672
Royalty Pharma PLC, Class A ................ 328 8,744
Zoetis, Inc., Class A ....................... 215 37,679
300,715
a
Professional Services  — 2.4%
Automatic Data Processing, Inc. ............... 350 107,426
Broadridge Financial Solutions, Inc. ............ 274 64,670
Jacobs Solutions, Inc.
(b)
.................... 132 18,642
Leidos Holdings, Inc. ...................... 56 9,262
Paychex, Inc. ........................... 74 10,824
210,824
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
................. 168 23,518
a
Semiconductors & Semiconductor Equipment  — 4.3%
Analog Devices, Inc. ....................... 107 23,331
Applied Materials, Inc. ..................... 357 62,372
First Solar, Inc.
(a)
......................... 47 9,366
Intel Corp. ............................. 1,675 40,284
Micron Technology, Inc. ..................... 323 31,638
NXP Semiconductors NV ................... 198 45,415
QUALCOMM, Inc. ........................ 313 49,620
Texas Instruments, Inc. ..................... 544 109,360
371,386
a
Software  — 2.1%
ANSYS, Inc.
(a)
........................... 105 36,866
Aspen Technology, Inc.
(a)
.................... 36 9,000
Gen Digital, Inc. .......................... 271 8,360
MicroStrategy , Inc., Class A
(a)(b)
................ 25 9,687
Salesforce, Inc. .......................... 363 119,786
183,699
a
Specialized REITs  — 3.0%
American Tower Corp. ..................... 293 61,237
Crown Castle, Inc. ........................ 484 51,425
Digital Realty Trust, Inc. .................... 211 41,291
Equinix , Inc. ............................ 52 51,037
Iron Mountain, Inc. ........................ 185 22,879
Public Storage ........................... 27 9,397
Weyerhaeuser Co. ........................ 706 22,775
260,041
a
Specialty Retail  — 3.9%
Best Buy Co., Inc. ........................ 234 21,060
CarMax, Inc.
(a)
........................... 109 9,153
Home Depot, Inc. (The) .................... 405 173,797
Lowe's Companies, Inc. .................... 240 65,383
TJX Companies, Inc. (The) .................. 123 15,460
Tractor Supply Co. ........................ 104 29,502
Ulta Beauty, Inc.
(a)
........................ 22 8,506
Williams-Sonoma, Inc. ..................... 95 16,342
339,203
a
Technology Hardware, Storage & Peripherals  — 0.7%
Dell Technologies, Inc., Class C ............... 63 8,038
Hewlett Packard Enterprise Co. ............... 1,051 22,302
HP, Inc. ............................... 381 13,499
NetApp, Inc. ............................ 71 8,707

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 144 $ 10,511
63,057
a
Textiles, Apparel & Luxury Goods  — 0.1%
NIKE, Inc., Class B ....................... 110 8,665
a
Trading Companies & Distributors  — 0.7%
Ferguson Enterprises, Inc. ................... 164 35,412
United Rentals, Inc. ....................... 28 24,248
59,660
a
Water Utilities  — 0.2%
Essential Utilities, Inc. ...................... 437 17,493
a
Total Long-Term Investments — 99.8%
(Cost: $7,968,241) .................................. 8,670,394
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(c)(d)(e)
...................... 32,634 $ 32,650
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(c)(d)
............................ 3,453 3,453
a
Total Short-Term Securities — 0.4%
(Cost: $36,106) .................................... 36,103
Total Investments — 100.2%
(Cost: $8,004,347) .................................. 8,706,497
Liabilities in Excess of Other Assets — (0.2)% ............... (17,175)
Net Assets — 100.0% ................................. $ 8,689,322
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 5,301  $ 27,363
(a)
$ —  $ (10) $ (4) $ 32,650  32,634  $ 11
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 10,185  —  (6,732)
(a)
—  —  3,453  3,453  192  —
BlackRock, Inc. . 16,233  11,678  (5,158) 1,361  1,456  25,570  25  112  —
$ 1,351  $ 1,452
$ 61,673
$ 315  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 12/20/24 $ 12 $ 1,190

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024

Schedule of Investments
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,670,394 $ — $ — $ 8,670,394
Short-Term Securities
Money Market Funds ...................................... 36,103 — — 36,103
$ 8,706,497 $ — $ — $ 8,706,497
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,190 $ — $ — $ 1,190
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)